Fair Value Measurements (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets		$ 54,000				$ 198,000				$ 54,000	$ 198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(46,202,000)	(1,700,000)	(97,100,000)	(75,100,000)	(18,515,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Depreciation	(464,112,000)				(479,650,000)					(1,918,728,000)	(1,864,735,000)	(1,963,175,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets		54,000				198,000				54,000	198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Total derivative assets, net	(16,718,000)	(20,879,000)				(31,558,000)				(20,879,000)	(31,558,000)
CVA and MVA adjustments	100,000	300,000				6,400,000				300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets		54,000				198,000				54,000	198,000
Derivative liabilities	(16,718,000)	(20,933,000)				(31,756,000)				(20,933,000)	(31,756,000)
Total derivative assets, net	(16,718,000)	(20,879,000)				(31,558,000)				(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, three months ended March 31, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period	105,509,000
Impairment Charges	(46,202,000)
Sales	(534,000)
Depreciation	(3,704,000)
Book Value at end of the period	55,069,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, three months ended March 31, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period	104,009,000
Impairment Charges	(45,853,000)
Reclassifications and Other Adjustments	(495,000)
Depreciation	(3,704,000)
Book Value at end of the period	53,957,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, three months ended March 31, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period	1,500,000
Impairment Charges	(349,000)
Reclassifications and Other Adjustments	495,000
Sales	(534,000)
Book Value at end of the period	$ 1,112,000